Deferred revenue - Schedule of changes in contract with customer liability balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contract With Customer Asset And Liability [Abstract]
Balance at beginning of year	$ 27,089	$ 27,191
Additions to deferred revenue	203,221	260,051
Recognition of deferred revenue as revenues	(203,599)	(259,574)
Exchange differences	1,488	(579)
Balance at end of year	$ 28,199	$ 27,089